Subsequent Events (Details Narrative) - shares	1 Months Ended
	Jan. 17, 2018	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events Details Narrative
Stock split	On January 17, 2018, the Board of Directors of the Company approved a one-for-twenty-five reverse stock split. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock split.
Common stock authorized	50,000,000	200,000,000	200,000,000	200,000,000